SCHEDULE OF REVENUES MAIN CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Customer	$ 497		$ 550	$ 120
Customer A [Member]
Customer	250		220
Customer B [Member]
Customer	70
Customer C [Member]
Customer		[1]	90
Customer D [Member]
Customer			70
Customer E [Member]
Customer				$ 120

[1]	Lower than 10%.